Condensed Interim Statements of Cash Flows - CAD	6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net loss for the period	CAD (830,855)	CAD (312,440)	CAD (1,913,995)	CAD (1,087,289)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization	8,712	8,878	20,198	20,338
Stock based compensation	277,554	188,026	808,972	324,916
Units issued in settlement of debt				11,256
Extinguishment of debt			(61,052)
Impairment of intangible assets			15,970
Deferred income tax recovery		7,215	7,215
Change in warrant liability	16,042
Shares issued and to be issued for services	335,043
Accretion expense	8,956	2,076	12,563
Realized foreign exchange loss			3,669
Unrealized foreign exchange loss		1,046
Change in operating assets and liabilities
Prepaid expenses	7,303	1,215	(9,233)	6,605
Accounts receivable	4,402	4,825	19,851	(10,820)
Accounts payable	49,759	38,751	233,885	74,347
Net cash flows used in operating activities	(123,084)	(74,838)	(209,919)	(252,077)
Cash flows from investing activities
Investment in equipment and leasehold improvements				(55,870)
Investment in patents				(8,829)
Net cash flows used in investing activities				(64,699)
Cash flows from financing activities
Advances from shareholders	83,136	12,468	83,665	(94,107)
Unit subscriptions received				349,680
Unit issue costs				(1,500)
Common shares issued			48,441
Term loan proceeds	40,000	30,000	30,000
Convertible note proceeds		32,288	32,288
Warrant exercise proceeds	2,318	596	12,614	1,113
Net cash flows from financing activities	125,454	75,352	207,008	255,186
Net change in cash	2,370	514	(2,911)	(61,590)
Cash position - beginning of period	173	3,084	3,084	64,674
Cash position - end of period	2,543	3,598	173	3,084
Supplemental Information:
Income taxes paid
Interest paid
Common shares and shares to be issued, for services (Note 6)	502,665
Common shares and shares to be issued, issued for conversion of debt			CAD 208,764